Leases Lease Other Supplemental Information (Details 3) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2019
Lease Other Supplemental Information (Details 3) [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 307
Right-of-use assets obtained in exchange for new lease liabilities	$ 462
Operating Lease, Weighted Average Remaining Lease Term		11 years 7 months 6 days
Operating Lease, Weighted Average Discount Rate, Percent		3.80%